Cover	Jun. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2022
Entity File Number	000-56159
Entity Registrant Name	LEADER CAPITAL HOLDINGS CORP.
Entity Central Index Key	0001715433
Entity Tax Identification Number	37-1853394
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 2708-09
Entity Address, Address Line Two	Metropolis Tower
Entity Address, Address Line Three	10 Metropolis Drive
Entity Address, City or Town	Hung Hom
Entity Address, Country	HK
City Area Code	852
Local Phone Number	3487 6378
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false